Subsequent Events (Details)					1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 13, 2024 USD ($) $ / shares shares	Nov. 05, 2024	Apr. 01, 2024 USD ($)	Jan. 19, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares	Sep. 30, 2023 shares	Sep. 30, 2024 $ / shares $ / shares shares	Sep. 30, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Jan. 19, 2027 $ / shares	Jan. 19, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 04, 2023 $ / shares	May 30, 2023 $ / shares shares	Mar. 15, 2023 $ / shares shares	Feb. 16, 2023 $ / shares shares
Subsequent Events [Line Items]
Initial pricing per share (in Dollars per share) | (per share)													$ 6.38	$ 7.75
Exercise price per share | $ / shares							$ 10.55
Cash commissions paid (in Dollars) | $									$ 172,480
Warrants issued													131,078
Consulting fee (in Dollars) | $				$ 320,000
ExerciseShare options				10,913								10,913
Exercise price per share (in Dollars per share) | $ / shares												$ 5.5
Principal balance (in Dollars) | $			$ 300,000
Warrant [Member]
Subsequent Events [Line Items]
Exercise of common shares							16,000
Exercise price per share | (per share)							$ 10						$ 9.75		$ 7.75
Warrants issued													452,711			18,383
Warrants originally issued													1		1		243,903
Warrant [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Warrants originally issued													132,898
Minimum [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares																$ 9.75	$ 9.75
Minimum [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Promissory note of interest rate			5.50%
Minimum [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares																9.75	9.75
Maximum [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares																7.08	7.23
Maximum [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Promissory note of interest rate			7.00%
Maximum [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares																$ 7.08	$ 7.23
Consulting Agreement [Member]
Subsequent Events [Line Items]
Issuance of shares				582,331
Common Stock [Member]
Subsequent Events [Line Items]
Units issued						244,562	678,630	1,194,468	1,807,638
Converted shares						280,000		280,000	280,000
Exercise of common shares					7,700		14,900	42,000	114,600	16,660
Issuance of shares							168,886	85,183	85,183
Common Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants issued													12,986
Subsequent Event [Member]
Subsequent Events [Line Items]
Units issued	8,695,653
Initial pricing per share (in Dollars per share) | $ / shares	$ 5.75
Total gross proceeds (in Dollars) | $	$ 50,000,005			$ 3,732,467
Incurred underwriting fees (in Dollars) | $	$ 3,580,000
Conversion price, per share (in Dollars per share) | $ / shares	$ 5.75
Exercise of common shares	215,418
Exercise price per share | $ / shares	$ 7.19
Units issued				678,630								678,630
Price per unit (in Dollars per share) | $ / shares				$ 5.5
Cash commissions paid (in Dollars) | $				$ 342,320
Percentage of gross proceeds				6.00%								6.00%
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Units issued	430,835
Exercise of common shares	215,418
Exercise price per share | $ / shares	$ 7.19
Warrants issued				41,493								41,493
Subsequent Event [Member] | Finders [Member]
Subsequent Events [Line Items]
Cash commissions paid (in Dollars) | $				$ 48,858
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Events [Line Items]
Converted shares	801,413
Exercise price per share | $ / shares	$ 10.55
CFO [Member]
Subsequent Events [Line Items]
Common shares issued to CFO							32,000
Options exercise price (in Dollars per share) | $ / shares							$ 15
Options expiry term							10 years
Options vesting period							3 years
Forecast [Member]
Subsequent Events [Line Items]
Initial pricing per share (in Dollars per share) | $ / shares											$ 7.75
Reverse stock split		1 for 25
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares											$ 7.75